Financial Instruments and Derivatives - Location and Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments [Member] | Commodity contracts [Member] | Prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives as hedging instruments, assets	$ 535	$ 201
Derivatives designated as hedging instruments [Member] | Commodity contracts [Member] | Accrued expenses and other [Member]
Derivatives, Fair Value [Line Items]
Derivatives hedging instrument, liabilities	(1,228)	(4,760)
Derivatives designated as hedging instruments [Member] | Commodity contracts [Member] | Other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives hedging instrument, liabilities	0	(1,727)
Derivatives designated as hedging instruments [Member] | Commodity contracts [Member] | Other assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives as hedging instruments, assets	363	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives as hedging instruments, assets	896	725
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Accrued expenses and other [Member]
Derivatives, Fair Value [Line Items]
Derivatives hedging instrument, liabilities	(993)	(5,208)
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives as hedging instruments, assets	468	679
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Accrued expenses and other [Member]
Derivatives, Fair Value [Line Items]
Derivatives hedging instrument, liabilities	(53)	(7)
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Other assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives as hedging instruments, assets	$ 0	$ 36